Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) at the statutory federal income tax rate											$ (16,035,000)	$ (9,805,000)
Foreign tax rate differential											(72,000)	(605,000)
State and local taxes											(6,961,000)	(4,068,000)
Foreign exchange differences											0	(143,000)
Stock-based compensation											288,000	501,000
Interest income on receivable											0	882,000
Equity method investment											(701,000)	(443,000)
Non-deductible legal costs											0	1,291,000
Gain from redomiciliation of intellectual property											0	4,890,000
Valuation allowance											26,286,000	7,958,000
PPP loan forgiveness											0	(644,000)
Deferred True-Up											(2,836,000)	0
Other											31,000	186,000
Total income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax (benefit) at the statutory federal income tax rate											21.00%	21.00%
Foreign tax rate differential											0.10%	1.30%
State and local taxes											9.10%	8.70%
Foreign exchange differences											0.00%	0.30%
Stock-based compensation											(0.40%)	(1.10%)
Interest income on receivable											0.00%	(1.90%)
Equity method investment											0.90%	0.90%
Non-deductible legal costs											0.00%	(2.80%)
Gain from redomiciliation of intellectual property											0.00%	(10.50%)
Valuation allowance											(34.40%)	(17.00%)
PPP loan forgiveness											0.00%	1.40%
Deferred True-Up											3.70%	0.00%
Other											0.00%	(0.30%)
Total income tax benefit	0.00%		0.00%	0.00%		0.00%	0.00%	0.00%			0.00%	0.00%